BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES - Disclosure of information about balances with related parties in statements of financial position (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Other current assets - main shareholders	$ 129	$ 134
Other current liabilities - subleasing income received in advance from an entity controlled by main shareholders	35	30
Other current liabilities - management fee payable to an entity controlled by main shareholder	698	427
Loans and accrued expenses from main shareholder	752	0
Convertible debentures issued to main shareholders	487	446
Derivative warrants liabilities and prefunded warrants issued to main shareholders	$ 314	$ 914